Filed pursuant to Rule 497(e)

File Nos. 033-12608 and 811-05059

HighMark Funds

Equity Funds

Fixed Income Funds

Asset Allocation Funds

Supplement dated April 7, 2011

To Retail Shares Prospectus dated December 1, 2010

as supplemented January 4, 2011

This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.

1. The second paragraph under the section heading “Principal Investment Strategies” for the HighMark Balanced Fund, located on page 2, is deleted in its entirety and replaced with the following:

The Fund may invest in bonds of various maturities and types, including those issued by U.S. and foreign governments or companies, mortgage-backed securities and asset-backed securities. At least 80% of the bonds will be investment grade at the time of purchase. The Fund considers a security to be investment grade if it is rated BBB- or better by Standard & Poor’s; Baa3 or better by Moody’s Investors Service, Inc.; similarly rated by another nationally recognized securities rating organization; or, if not rated, determined to be of comparably high quality by the Fund’s Adviser.

2. The following paragraph is added to the last paragraph under the section heading “Principle Risks” for the HighMark Balanced Fund located on page 3.

High-Yield Bond Risk: Below investment grade bonds generally offer higher yields than investment grade bonds, but also can experience greater risk. They are more vulnerable to default than higher grade bonds, and are more susceptible to adverse business, financial and economic conditions that impair a borrower’s ability to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for higher rated bonds. The Fund attempts to minimize its exposure to this risk by limiting its investments in below investment-grade bonds to those rated as Ba/B/BB, as well as unrated bonds that the portfolio managers determine are of comparable quality. The Fund may also invest in investment-grade bonds with Baa/BBB ratings that tend to have some of the speculative characteristics referenced above.

3.	The first footnote under the “Annual Fund Operating Expenses” table for the HighMark Income Plus Allocation Fund, located on page 69, is deleted in its entirety and replaced with the following:

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If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 0.50%.

4.	The first paragraph under “Principal Investment Strategies” for the HighMark Income Plus Allocation Fund, located on page 69, is deleted in its entirety and replaced with the following:

The Fund will under normal market conditions, invest, either directly or through its investments in underlying funds, between 50% and 80% of its assets in fixed-income securities, and between 20% and 50% of its assets in equity securities. The Fund’s strategic allocation target is 65% fixed-income securities and 35% equity securities.

5.

In addition, effective 3/1/2011, HighMark Income Plus Allocation Fund’s blended index is 35% S&P 500 Index, 55% Barclays Capital U.S. Aggregate Bond Index and 10% Citigroup 3-Month Treasury Bill Index. Prior to 3/1/2011, the blended index was 30% S&P 500 Index, 60% Barclays Capital U.S. Aggregate Bond Index and 10% Citigroup 3-Month Treasury Bill Index.

Filed pursuant to Rule 497(e)

File Nos. 033-12608 and 811-05059

HighMark Funds

Equity Funds

Fixed Income Funds

Asset Allocation Funds

Supplement dated April 7, 2011

To Fiduciary Shares Prospectus dated December 1, 2010

as supplemented January 4, 2011

This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.

1. The second paragraph under the section heading “Principal Investment Strategies” for the HighMark Balanced Fund, located on page 2, is deleted in its entirety and replaced with the following:

The Fund may invest in bonds of various maturities and types, including those issued by U.S. and foreign governments or companies, mortgage-backed securities and asset-backed securities. At least 80% of the bonds will be investment grade at the time of purchase. The Fund considers a security to be investment grade if it is rated BBB- or better by Standard & Poor’s; Baa3 or better by Moody’s Investors Service, Inc.; similarly rated by another nationally recognized securities rating organization; or, if not rated, determined to be of comparably high quality by the Fund’s Adviser.

2. The following paragraph is added to the last paragraph under the section heading “Principle Risks” for the HighMark Balanced Fund located on page 3.

High-Yield Bond Risk: Below investment grade bonds generally offer higher yields than investment grade bonds, but also can experience greater risk. They are more vulnerable to default than higher grade bonds, and are more susceptible to adverse business, financial and economic conditions that impair a borrower’s ability to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for higher rated bonds. The Fund attempts to minimize its exposure to this risk by limiting its investments in below investment-grade bonds to those rated as Ba/B/BB, as well as unrated bonds that the portfolio managers determine are of comparable quality. The Fund may also invest in investment-grade bonds with Baa/BBB ratings that tend to have some of the speculative characteristics referenced above.

3.	The first paragraph under “Principal Investment Strategies” for the HighMark Income Plus Allocation Fund, located on page 64, is deleted in its entirety and replaced with the following:

The Fund will under normal market conditions, invest, either directly or through its investments in underlying funds, between 50% and 80% of its assets in fixed-

HMK-SK-099-0100

HIGH11970020

income securities, and between 20% and 50% of its assets in equity securities. The Fund’s strategic allocation target is 65% fixed-income securities and 35% equity securities.

4.

In addition, effective 3/1/2011, HighMark Income Plus Allocation Fund’s blended index is 35% S&P 500 Index, 55% Barclays Capital U.S. Aggregate Bond Index and 10% Citigroup 3-Month Treasury Bill Index. Prior to 3/1/2011, the blended index was 30% S&P 500 Index, 60% Barclays Capital U.S. Aggregate Bond Index and 10% Citigroup 3-Month Treasury Bill Index.